INVESTMENT AND OTHER REVENUE	6 Months Ended
Jun. 30, 2019
Revenue [abstract]
INVESTMENT AND OTHER REVENUE
COMMERCIAL PROPERTY REVENUE
The components of commercial property revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2019	2018	2019	2018
Base rent	$953	$740	$1,971	$1,537
Straight-line rent	28	24	63	50
Lease termination	15	21	21	26
Other lease income(1)	150	128	324	266
Other revenue from tenants(2)	240	217	481	348
Total commercial property revenue	$1,386	$1,130	$2,860	$2,227

(1)	Other lease income includes parking revenue and recovery of property tax and insurance expenses from tenants.

(2)	Consists of recovery of certain operating expenses from tenants which are accounted for in accordance with IFRS 15.
INVESTMENT AND OTHER REVENUE
The components of investment and other revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2019	2018	2019	2018
Investment income	$60	$15	$68	$21
Fee revenue	58	16	122	33
Dividend income	2	—	3	6
Interest income and other	13	7	45	13
Participating loan notes	4	7	7	13
Total investment and other revenue	$137	$45	$245	$86